Loans and Fair Value Measurements (Details) - USD ($)		12 Months Ended
	Dec. 05, 2025	Dec. 31, 2025	Dec. 31, 2024
Loans and Fair Value Measurements [Line Items]
Fair value change in the SAFE notes		$ (17,368,415)	$ (14,492,176)
Short term loan		$ 1,540,651
Exercise price (in Dollars per share)		$ 11.5
Beneficial ownership		4.99%
Warrant liability		$ (158,241)
Repayment of short term debt		900,000
Payment of capitalized loan origination fees		190,000
SAFE Agreements [Member]
Loans and Fair Value Measurements [Line Items]
Proceeds for investors		8,480,217
Post-money valuation cap		$ 30,000,000
Converted shares of common stock (in Shares)		2,909,057
Fair value change in the SAFE notes		$ 17,368,415
Fair value of the common stock closing per share (in Dollars per share)		$ 14
Short-Term Debt [Member]
Loans and Fair Value Measurements [Line Items]
Maturity date		Nov. 30, 2026
Company issued warrants (in Shares)	230,770
Exercise price (in Dollars per share)	$ 1.69
Beneficial ownership	4.99%
Percentage of beneficial ownership	4.99%
Number of trading days	20 days
Percentage of convertible at price	4.99%
Effective interest rate		81.71%
Warrant liability		$ 210,776
Conversion and call option derivative liability		26,100
Proceeds from short term debt		$ 1,763,124
Contractual repayment terms interest rate		6.81%
Number of warrant liability decreased		$ 52,535
Fair value of warrant liability decreased		158,241
Repayment of short term debt		48,306
Short-Term Debt [Member] | Senior Secured Convertible Loan [Member]
Loans and Fair Value Measurements [Line Items]
Funded net of fees	$ 1,810,000
Total payment	$ 2,600,000
Short-Term Debt [Member] | Equity line of credit [Member]
Loans and Fair Value Measurements [Line Items]
Rate of equity line of credit	80.00%
Short-Term Debt [Member] | J.J. Astor & Co [Member]
Loans and Fair Value Measurements [Line Items]
Short term loan		1,540,651	$ 0
Convertible price rate	80.00%
Repayment of short term debt		108,334
Payment of capitalized loan origination fees		$ 190,000
Amortized		12 months
Reduction of deferred financing costs		$ 15,833
Short-Term Debt [Member] | Convertible Note [Member]
Loans and Fair Value Measurements [Line Items]
Initial tranche convertible note	$ 2,000,000
Funded net of fees	960,000
Convertible note	1,000,000
Short-Term Debt [Member] | J.J. Astor & Co [Member] | Senior Secured Convertible Loan [Member]
Loans and Fair Value Measurements [Line Items]
Short term loan	5,000,000
Derivative liability [Member]
Loans and Fair Value Measurements [Line Items]
Warrant liability		52,535
Conversion and call option derivative liability		$ 26,100
Tranche One [Member] | Short-Term Debt [Member] | J.J. Astor & Co [Member] | Senior Secured Convertible Loan [Member]
Loans and Fair Value Measurements [Line Items]
Short term loan	2,000,000
Tranche Two [Member] | Short-Term Debt [Member] | J.J. Astor & Co [Member] | Senior Secured Convertible Loan [Member]
Loans and Fair Value Measurements [Line Items]
Short term loan	1,000,000
Initial Payment [Member] | Short-Term Debt [Member]
Loans and Fair Value Measurements [Line Items]
Initial payment	100,000
Eleven Monthly Payments [Member] | Short-Term Debt [Member] | Senior Secured Convertible Loan [Member]
Loans and Fair Value Measurements [Line Items]
Monthly payment	$ 200,000
Minimum [Member] | SAFE Agreements [Member]
Loans and Fair Value Measurements [Line Items]
Stated discount rates		67.00%
Minimum [Member] | Short-Term Debt [Member]
Loans and Fair Value Measurements [Line Items]
Effective interest rate	19.00%
Maximum [Member] | SAFE Agreements [Member]
Loans and Fair Value Measurements [Line Items]
Stated discount rates		80.00%
Maximum [Member] | Short-Term Debt [Member]
Loans and Fair Value Measurements [Line Items]
Percentage of beneficial ownership	9.99%
Debt weighted average interest rate	110.00%